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[SENTRY LOGO]

--------------------------------------------------------------------------------
                           Sentry Variable Account I

                                  THE PATRIOT

                  A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
             FUNDED BY NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST


                                  [GRAPHIC]


                                 ANNUAL REPORT

                                           DECEMBER 31, 1995

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Dear Contract Owner:                                          February 15, 1996

Thank you for selecting the Patriot for your long-term investment needs. Your confidence in Sentry to provide this service is appreciated.

The comments below on the performance of the underlying investment are provided by its investment advisor, Neuberger and Berman Management, Incorporated.

The stock and bond markets took off in 1995 after relatively unmemorable performances in 1994. Investors will certainly look back on the harmony of the dual bull market with fondness, as will our AMT Portfolio shareholders. Dropping interest rates, coupled with growing company earnings despite a cooling overall economy was music to investor's ears. All major indices reached record highs (the S&P 500 jumped 34%, the Dow topped 33%, and the Nasdaq was up nearly 40% for the year), and just about every sector of industry locked in higher share prices for the year. The same decline in rates created a rebound from 1994's dismal bond results; so good, in fact, that it was one of the best bond market performance years in history. The Federal Reserve Board cut rates by 0.25% in July and December, and bond investors were further encouraged by slowing economic growth and fiscal restraint. Long-term rates went just over 7.9% at the peak in January, and ended the year at 5.94%.

The advantages of a favorable bond environment were not lost to the management behind Neuberger & Berman AMT Limited Maturity Bond Investments or the fixed income portion of Neuberger & Berman AMT Balanced Investments, which both took advantage of bond price appreciation by lengthening duration in the first half of the year, and again in the Fall. Duration (the measure of how bond prices respond to shifts in interest rates, taking into account maturity, coupon, call protection and other factors) was raised from 1.79 years (a weighted average maturity of 2.1 years) in January to 2.18 years (or 2.4 years weighted average maturity) by the end of June. The rally subsided during the third quarter as market participants became concerned about a pick up in economic activity. However, by the end of the third quarter, inflationary concerns waned and the rally resumed. Duration was extended again in October -- this time to 2.6 years (2.9 years average weighted maturity); which greatly benefited fourth-quarter performance. We remain bullish heading into 1996, and have been adding corporate and asset-backed positions while avoiding the prepayment-plagued mortgage arena (an area which hindered performance last year as well).

The strategy for Neuberger & Berman AMT Liquid Asset Investments during this time was to continue to take advantage of higher yields which persisted despite the two Federal Funds rate cuts. As the bond rally set in, the portfolio's dollar-weighted average maturity was raised from 44 days to 62 days, then remained between 40 and 63 days during the bond market's fits and starts during Summer. During the last quarter, the money market yield curve inverted, meaning higher interest rates could be found in shorter maturities -- accordingly we ended the year with a 24-day average maturity.

Among companies, the market certainly fell in love with technology and finance, even if the affair ended by the fourth quarter and profit-taking took the froth off of their valuations. Lowering interest rates and strong earnings results provided the impetus for equities in 1995. Neuberger & Berman AMT Growth Investments and the stock portion of Neuberger & Berman AMT Balanced Investments were heavily weighted in both, as well as other prime contributors such as HMO and other health care names, and specialty retailers which defied the doldrums in the general retail sector. Gaming and restaurant investments lost some ground in the fourth quarter, but it was not enough to dampen the excellent total return performance results for the entire year.

Even though market valuations are at an all-time high, we continue to find attractive investments selling below their intrinsic worth. This growth-at-a-reasonable-price strategy will best serve to enhance the portfolios and provide a solid foundation for long-term results. As always, we continue to tackle each stock individually on a fundamental ("bottom-up") basis.

Your account with us is appreciated.

Sincerely,


HAROLD A. RICE
Harold A. Rice
President, Sentry Life of New York

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           SENTRY VARIABLE ACCOUNT I

                        STATEMENT OF ASSETS, LIABILITIES
                          AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 1995


ASSETS:

Investments at market value:

  Neuberger & Berman Advisers Management Trust:


   Liquid Asset Portfolio, 240,161
    shares (cost $240,161)                              $  240,161

   Growth Portfolio, 56,691
    shares (cost $1,240,712)                             1,466,024

   Limited Maturity Bond Portfolio, 21,006
    shares (cost $297,412)                                 309,005

   Balanced Portfolio, 16,141
    shares (cost $248,128)                                 282,790
                                                        ----------
     Total investments                                   2,297,980

Dividends receivable                                           976
                                                        ----------
    Total assets                                         2,298,956

LIABILITIES:

Accrued expenses                                               973
                                                        ----------
CONTRACT OWNERS' EQUITY (NET ASSETS)                    $2,297,983
                                                        ==========



   The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
SENTRY VARIABLE ACCOUNT I

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994

                                                SUB-ACCOUNTS INVESTING IN:
                                                --------------------------
                                                     LIQUID ASSET                GROWTH
                                                       PORTFOLIO                PORTFOLIO
                                                -----------------------   -----------------------
                                                   1995         1994         1995         1994
                                                ----------   ----------   ----------   ----------
Income:
 Dividends                                      $   14,308   $   10,122   $    2,714   $    6,883
Expenses:
 Mortality and expense risk                          3,483        3,541       16,478       14,374
                                                ----------   ----------   ----------   ----------
Net investment income (loss)                        10,825        6,581      (13,764)      (7,491)
                                                ----------   ----------   ----------   ----------
Realized net investment gain                           --           --        55,298       56,523
Unrealized appreciation (depreciation), net            --           --       264,104     (290,729)
Capital gain distributions received                    --           235       36,370      161,162
                                                ----------   ----------   ----------   ----------
Realized and unrealized gain (loss)
 on investments and capital
 gain distributions, net                               --           235      355,772      (73,044)
                                                ----------   ----------   ----------   ----------
Net increase (decrease) in contract owners'
 equity from operations                             10,825        6,816      342,008      (80,535)
                                                ----------   ----------   ----------   ----------
Purchase payments                                   25,819       12,491       68,166       26,956
Transfers between subaccounts, net                 (75,873)      72,544       35,954      155,410
Withdrawals                                        (63,002)     (10,438)    (106,589)    (206,168)
Contract maintenance fees                             (665)        (504)      (2,090)      (2,389)
Surrender charges                                   (1,173)         (80)        (532)      (1,463)
                                                ----------   ----------   ----------   ----------
Net increase (decrease) in contract owners'
 equity derived from principal transactions       (114,894)      74,013       (5,091)     (27,654)
                                                ----------   ----------   ----------   ----------
Total increase (decrease) in contract
  owners' equity                                  (104,069)      80,829      336,917     (108,189)
Contract owners' equity at beginning of year       345,028      264,199    1,128,695    1,236,884
                                                ----------   ----------   ----------   ----------
Contract owners' equity at end of year          $  240,959   $  345,028   $1,465,612   $1,128,695
                                                ==========   ==========   ==========   ==========




   The accompanying notes are an integral part of these financial statements

                                                 LIMITED MATURITY               BALANCED
                                                  BOND PORTFOLIO                PORTFOLIO                  TOTAL
                                              -----------------------   -----------------------   -----------------------
                                                 1995         1994         1995         1994         1995         1994
                                              ----------   ----------   ----------   ----------   ----------   ----------
Income:
 Dividends                                    $   15,713   $   14,827   $    3,731   $    7,020   $   36,466   $   38,852
Expenses:
 Mortality and expense risk                        3,657        4,398        3,073        5,299       26,691       27,612
                                              ----------   ----------   ----------   ----------   ----------   ----------
Net investment income (loss)                      12,056       10,429          658        1,721        9,775       11,240
                                              ----------   ----------   ----------   ----------   ----------   ----------
Realized net investment gain                         678        9,306        8,595       14,364       64,571       80,193
Unrealized appreciation (depreciation), net       14,549      (27,188)      34,855      (50,807)     313,508     (368,724)
Capital gain distributions received                   --        2,197        1,199       11,597       37,569      175,191
                                              ----------   ----------   ----------   ----------   ----------   ----------
Realized and unrealized gain (loss)
 on investments and capital
 gain distributions, net                          15,227      (15,685)      44,649      (24,846)     415,648     (113,340)
                                              ----------   ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in contract owners'
 equity from operations                           27,283       (5,256)      45,307      (23,125)     425,423     (102,100)
                                              ----------   ----------   ----------   ----------   ----------   ----------
Purchase payments                                    490          954       17,923       40,949      112,398       81,350
Transfers between subaccounts, net                13,132     (152,708)      26,787      (75,246)          --           --
Withdrawals                                      (16,059)     (28,747)    (214,339)     (19,173)    (399,989)    (264,526)
Contract maintenance fees                           (391)        (627)        (664)        (860)      (3,810)      (4,380)
Surrender charges                                   (145)        (268)      (3,410)        (142)      (5,260)      (1,953)
                                              ----------   ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in contract owners'
 equity derived from principal transactions       (2,973)    (181,396)    (173,703)     (54,472)    (296,661)    (189,509)
                                              ----------   ----------   ----------   ----------   ----------   ----------
Total increase (decrease) in contract
  owners' equity                                  24,310     (186,652)    (128,396)     (77,597)     128,762     (291,609)
Contract owners' equity at beginning of year     284,405      471,057      411,093      488,690    2,169,221    2,460,830
                                              ----------   ----------   ----------   ----------   ----------   ----------
Contract owners' equity at end of year        $  308,715   $  284,405   $  282,697   $  411,093   $2,297,983   $2,169,221
                                              ==========   ==========   ==========   ==========   ==========   ==========



NOTES TO FINANCIAL STATEMENTS
December 31, 1995 and 1994

1.  ORGANIZATION AND CONTRACTS

    The Sentry Variable Account I (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company of New York (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 24, 1983 and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

    The assets of the Variable Account are invested in one or more of the portfolios of Neuberger & Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

    A copy of the Neuberger & Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.


2.  SIGNIFICANT ACCOUNTING POLICIES

    VALUATION OF INVESTMENTS

    Investments in the Trust are valued by using net asset values which are based on the daily closing prices of the underlying securities in the Trust's portfolios.

    SECURITIES TRANSACTIONS AND INVESTMENT INCOME

    Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis.

    FEDERAL INCOME TAXES

    The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

    Under Federal income tax law, net investment income and net realized capital gains of the Variable Account which are applied to increase contract owners' equity are not taxed.

December 31, 1995 and 1994

3.  EXPENSES

    A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. The liability for accrued mortality and expense risk premium amounted to $973 at December 31, 1995.

    The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

    There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

    Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and to deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.


4.  INITIAL CAPITALIZATION

    Initial capital of $100,000 was provided by the Company for the establishment of the Variable Account. As an investor in the Variable Account, the Company shares pro rata in the investment performance of the Variable Account and is subject to the same valuation procedures and the same periodic charges as are other contract owners in the Variable Account. The Company's investment, at market value, was $254,360 at December 31, 1995.

December 31, 1995 and 1994

5. CONTRACT OWNERS' EQUITY

    Contract owners' equity is represented by accumulation units in the related Variable Account.

    At December 31, 1995 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:

                                       ACCUMULATION      ACCUMULATION
                                          UNITS           UNIT VALUE            VALUE
                                       ------------      -----------          ----------
       Liquid Asset Portfolio             14,831            $16.25            $  240,959
       Growth Portfolio                   39,845             36.78             1,465,612
       Limited Maturity Bond Portfolio    13,818             22.34               308,715
       Balanced Portfolio                 17,273             16.37               282,697
                                                                              ----------
        Total contract owners' equity                                         $2,297,983
                                                                              ==========


    At December 31, 1995 significant concentrations of ownership were as follows:


                                        NUMBER OF
                                      CONTRACT OWNERS        PERCENTAGE OWNED
                                      ---------------        ----------------
       Liquid Asset Portfolio                6                    43.7
       Growth Portfolio                      1                    14.5
       Limited Maturity Bond Portfolio       4                    33.4
       Balanced Portfolio                    5                    46.9


    At December 31, 1994 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:


                                       ACCUMULATION     ACCUMULATION
                                          UNITS          UNIT VALUE             VALUE
                                       ------------     ------------          ----------
       Liquid Asset Portfolio             22,043            $15.65            $  345,028
       Growth Portfolio                   39,944             28.26             1,128,695
       Limited Maturity Bond Portfolio    13,955             20.38               284,405
       Balanced Portfolio                 30,719             13.38               411,093
                                                                              ----------
        Total contract owners' equity                                         $2,169,221
                                                                              ==========

December 31, 1995 and 1994

6.  PURCHASES AND SALES OF SECURITIES

    In 1995, purchases and proceeds on sales of the Trust's shares aggregated $463,219 and $713,431, respectively, and were as follows:

                         LIQUID ASSET   GROWTH    LIMITED MATURITY    BALANCED
                          PORTFOLIO    PORTFOLIO  BOND PORTFOLIO      PORTFOLIO      TOTAL
                         ------------  ---------  ----------------    ---------    --------
    Purchases             $130,408     $224,221       $44,776         $ 63,814     $463,219
    Proceeds on sales      234,578      207,230        36,035          235,588      713,431

    In 1994, purchases and proceeds on sales of the Trust's shares aggregated $977,287 and $980,601, respectively, and were as follows:

                         LIQUID ASSET   GROWTH     LIMITED MATURITY    BALANCED
                          PORTFOLIO    PORTFOLIO   BOND PORTFOLIO     PORTFOLIO     TOTAL
                         ------------  ---------  ----------------    ---------    --------
    Purchases             $287,498     $494,329       $ 81,419        $114,041     $977,287
    Proceeds on sales      206,977      367,937        249,791         155,896      980,601

7.  FINANCIAL STATEMENT PRESENTATION

    Certain prior year amounts have been reclassified to conform to the 1993 presentation.

[SENTRY LIFE INCURANCE COMPANY OF NEW YORK LOGO]
251 Salina Meadows Parkway, Suite 100
P.O. Box 4944
Syracuse, NY  13221
(315) 453-6301